Property and Equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,488	$ 744
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 1,487	$ 1,697